Acquisitions (Details) - Schedule of components of the purchase price - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Denver Bodega, LLC [Member]
Purchase price:
Cash paid to seller	$ 1
Total purchase price	1
Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018
Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004
Net liabilities acquired	(178,986)
Denver Bodega, LLC [Member] | Excess Purchase Price [Member]
Liabilities assumed:
Excess purchase price	178,987
Denver Bodega, LLC [Member] | Goodwill [Member]
Liabilities assumed:
Excess purchase price	8,950
Denver Bodega, LLC [Member] | Trade Names & Trademarks [Member]
Liabilities assumed:
Excess purchase price	8,949
Denver Bodega, LLC [Member] | Know-How and Intellectual Property [Member]
Liabilities assumed:
Excess purchase price	107,392
Denver Bodega, LLC [Member] | Website [Member]
Liabilities assumed:
Excess purchase price	8,949
Denver Bodega, LLC [Member] | Customer Relationships [Member]
Liabilities assumed:
Excess purchase price	44,747
Plant Camp LLC [Member]
Purchase price:
Cash paid to seller		$ 300,000
Total purchase price		475,000
Assets acquired:
Cash		5,232
Accounts Receivable		7,645
Inventory		19,970
Total assets acquired		32,847
Liabilities assumed:
Accounts payable and accrued expenses		5,309
Total liabilities assumed		5,980
Net liabilities acquired		26,867
Excess purchase price	$ 178,987	504,998
Excess purchase price		504,998
Plant Camp LLC [Member] | Goodwill [Member]
Liabilities assumed:
Excess purchase price		7,198
Plant Camp LLC [Member] | Trade Names & Trademarks [Member]
Liabilities assumed:
Excess purchase price		100,000
Plant Camp LLC [Member] | Know-How and Intellectual Property [Member]
Liabilities assumed:
Excess purchase price		316,500
Plant Camp LLC [Member] | Website [Member]
Liabilities assumed:
Excess purchase price		51,300
Plant Camp LLC [Member] | Customer Relationships [Member]
Liabilities assumed:
Excess purchase price		$ 30,000